Statements Of Financial Condition (Parenthetical) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Investments in U.S. Treasury notes - amortized cost	$ 36,557,560	$ 27,555,881
Cash denominated in foreign currencies, cost	5,080,323	2,849,059
INVESTMENTS IN U.S. TREASURY NOTES - amortized cost	148,952,529	190,875,374
Cash denominated in foreign currencies , cost	$ 0	$ 195,152
Managing Owner Interest [Member]
Units outstanding	4,917.000	5,128.014
Series 1 Unitholders [Member]
Units outstanding	164,988.926	199,292.051
Series 2 Unitholders [Member]
Units outstanding	39.121	39.121
Series 3 Unitholders [Member]
Units outstanding	13,929.871	13,848.201
Series 4 Unitholders [Member]
Units outstanding	2,541.689	2,216.197